Exhibit 1 - Unaudited financial information related to consolidated companies, associates and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 59,991,045	$ 53,020,960	$ 53,499,363	$ 58,231,628
Profit (loss) of the year		7,128,552	$ 335,498
Total assets		149,369,734		137,694,169
Total liabilities		$ 89,378,689		$ 84,194,806
Refineria de Cartagena
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons refining, marketing and distribution
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 17,399,704
Profit (loss) of the year		(622,240)
Total assets		30,655,028
Total liabilities		$ 13,255,324
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Storage and transportation through hydrocarbon pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 13,521,453
Profit (loss) of the year		2,205,851
Total assets		16,193,169
Total liabilities		$ 2,671,716
Oleoducto Central S. A. - Ocensa [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		72.65%
Activity		Pipeline transportation of crude oil
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 3,239,646
Profit (loss) of the year		1,140,462
Total assets		6,530,528
Total liabilities		$ 3,290,882
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Spain
Geographic area of operations		Spain
Equity		$ 11,115,882
Profit (loss) of the year		(8,661)
Total assets		11,115,927
Total liabilities		$ 45
Hocol Petroleum Limited - HPL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 3,708,980
Profit (loss) of the year		237,226
Total assets		3,709,136
Total liabilities		$ 156
Ecopetrol America
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		United States of America
Geographic area of operations		United States of America
Equity		$ 2,641,647
Profit (loss) of the year		104,270
Total assets		3,075,155
Total liabilities		$ 433,508
Hocol
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		Cayman Islands
Geographic area of operations		Colombia
Equity		$ 2,885,017
Profit (loss) of the year		238,196
Total assets		4,349,170
Total liabilities		$ 1,464,153
Esenttia S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Production and commercialization of polypropylene resin
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 2,084,196
Profit (loss) of the year		159,923
Total assets		2,905,531
Total liabilities		$ 821,335
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group
Country/Domicile		Switzerland
Geographic area of operations		Switzerland
Equity		$ 2,153,211
Profit (loss) of the year		105,098
Total assets		8,311,108
Total liabilities		$ 6,157,897
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 1,452,098
Profit (loss) of the year		79,911
Total assets		1,452,672
Total liabilities		$ 574
Oleoducto Bicentenario de Colombia S.A.S
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		55.97%
Activity		Pipeline transportation of crude oil
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,756,440
Profit (loss) of the year		140,561
Total assets		3,625,177
Total liabilities		$ 1,868,737
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		65.00%
Activity		Pipeline transportation of crude oil
Country/Domicile		Panama
Geographic area of operations		Colombia
Equity		$ 788,011
Profit (loss) of the year		202,735
Total assets		1,432,716
Total liabilities		$ 644,705
Inversiones de Gases de Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		51.88%
Activity		Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 599,684
Profit (loss) of the year		122,951
Total assets		625,859
Total liabilities		$ 26,175
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Reaseguradora para compañías del Grupo Empresarial Ecopetrol
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 910,296
Profit (loss) of the year		(4,845)
Total assets		1,068,795
Total liabilities		$ 158,499
Oleoducto de Colombia S.A. - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		73.00%
Activity		Pipeline transportation of crude oil
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 431,796
Profit (loss) of the year		187,200
Total assets		585,068
Total liabilities		$ 153,272
Esenttia Masterbatch Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Manufacture of polypropylene compounds and masterbatches
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 266,101
Profit (loss) of the year		110,500
Total assets		483,316
Total liabilities		$ 217,215
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Brazilian real
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		Brazil
Geographic area of operations		Brazil
Equity		$ 1,889,228
Profit (loss) of the year		(49,359)
Total assets		1,932,152
Total liabilities		$ 42,924
Ecopetrol del Peru S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 57,575
Profit (loss) of the year		(303)
Total assets		60,018
Total liabilities		$ 2,443
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 33,658
Profit (loss) of the year		(117,673)
Total assets		52,569
Total liabilities		$ 18,911
Ecopetrol Costa Afuera S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 12,307
Profit (loss) of the year		(1,049)
Total assets		32,412
Total liabilities		$ 20,105
Esenttia Resinas del Peru SAC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Commercialization polypropylene resins and masterbatches
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 10,521
Profit (loss) of the year		3,531
Total assets		77,202
Total liabilities		$ 66,681
Ecopetrol Energia S.A.S E.S.P. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Energy supply service
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 16,249
Profit (loss) of the year		3,588
Total assets		108,339
Total liabilities		$ 92,090
Ecopetrol USA Inc
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		United States of America
Geographic area of operations		United States of America
Equity		$ 9,135,364
Profit (loss) of the year		159,213
Total assets		9,144,503
Total liabilities		$ 9,139
Ecopetrol Permian LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Hydrocarbons exploration and exploitation
Country/Domicile		United States of America
Geographic area of operations		United States of America
Equity		$ 4,699,599
Profit (loss) of the year		76,740
Total assets		5,016,981
Total liabilities		$ 317,382
Topili Servicios Administrativos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Mexican peso
Ownership interest Ecopetrol		100.00%
Activity		Specialized management services
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 57
Profit (loss) of the year		(17)
Total assets		59
Total liabilities		$ 2
Kalixpan Servicios Tecnicos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Mexican peso
Ownership interest Ecopetrol		100.00%
Activity		Specialized services related to oil and gas industry
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 62
Profit (loss) of the year		(16)
Total assets		64
Total liabilities		$ 2
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	29.61%
Activity	[1]	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement and compression stations.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 318,308
Profit (loss) of the year	[1]	57,206
Total assets	[1]	746,076
Total liabilities	[1]	$ 427,768
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	33.49%
Activity	[1]	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 56,786
Profit (loss) of the year	[1]	8,618
Total assets	[1]	114,841
Total liabilities	[1]	$ 58,055
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	48.50%
Activity	[1]	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 83,983
Profit (loss) of the year	[1]	19,592
Total assets	[1]	193,661
Total liabilities	[1]	$ 109,678
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	31.44%
Activity	[1]	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 48,452
Profit (loss) of the year	[1]	12,822
Total assets	[1]	74,456
Total liabilities	[1]	$ 26,004
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	41.61%
Activity	[1]	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 55,662
Profit (loss) of the year	[1]	574
Total assets	[1]	75,392
Total liabilities	[1]	$ 19,730
Gasoducto de Oriente S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	31.61%
Activity	[1]	Design and construction of hydrocarbon production and treatment plants, construction of hydrocarbon transmission lines.
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 573
Profit (loss) of the year	[1]	(13)
Total assets	[1]	585
Total liabilities	[1]	$ 12

[1]	Indirect participation through Inversiones de Gases de Colombia S.A. - Invercolsa S.A.